Acquisition of Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2018
Business Combinations1 [Abstract]
Schedule of business combinations
The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	28,586
Fair value of deferred consideration	4,198
Fair value of contingent consideration	10,933
Fair value of tax refund consideration	1,170
Total consideration transferred	44,887
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

Fair Value £’000
Intangible asset - Client relationships	15,214
Property, plant and equipment	932
Trade and other receivables	6,045
Cash and cash equivalents	2,342
Trade and other payables	(3,792)
Corporation tax payable	(39)
Deferred tax liability	(27)
Total net assets acquired	20,675
The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Cash	8,862
Total consideration transferred	8,862
The fair value of assets acquired and liabilities assumed on the date of the acquisition were as follows:

Fair Value £’000
Client relationships	4,301
Property, plant and equipment	323
Trade and other receivables	1,739
Cash and cash equivalents	768
Trade and other payables	(648)
Other taxation and social security	(430)
Corporation tax payable	(17)
Borrowings	(196)
Other liabilities	(103)
Deferred tax liability	(1,075)
Total net assets acquired	4,662

Schedule of goodwill arising from acquisition
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	44,887
Fair value of identifiable net assets	(20,675)
Goodwill	24,212
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	8,862
Fair value of identifiable net assets	(4,662)
Goodwill	4,200

Schedule of business acquisition, pro-forma information
Revenue and Profit of ISDC From Acquisition Date to 30 June 2017

£’000
Revenue	10,338
Profit	1,398
Revenue and Profit of ISDC for 2017 Reporting Period (had the acquisition occurred at the beginning of the reporting period)

£’000
Revenue	12,262
Profit	1,589
Revenue and Profit of Velocity Partners From Acquisition Date to 30 June 2018

£’000
Revenue	15,281
Profit	2,635
Revenue and Profit of Velocity Partners for Current Reporting Period (had the acquisition occurred at the beginning of the reporting period)

£’000
Revenue	30,383
Profit	4,327

Schedule of acquisition related costs	Acquisition Related Costs

£’000
Legal and professional fees	550

£’000
Legal and professional fees	1,233